JNL/Eaton Vance Global Macro Absolute Return Advantage Fund Summary - JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	Nov. 15, 2019
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement Dated November 15, 2019
To The Prospectus Dated April 29, 2019

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for all funds please delete “Foreign regulatory risk” in the entirety and replace with following:

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

This Supplement is dated November 15, 2019.

Risk Narrative [Text Block]
In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for all funds please delete “Foreign regulatory risk” in the entirety and replace with following:

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with the Prudential Assurance Company, a subsidiary of M&G plc, a company incorporated in the United Kingdom.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.